LAND USE RIGHTS - NET (Schedule of Land Use Rights - Net) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible assets [Line Items]
Cost	$ 61.0	$ 50.2
Less: Accumulated amortization	(29.0)	(33.6)
Book value	49.0	47.9
Land use rights [Member]
Intangible assets [Line Items]
Cost	54.7	51.9
Less: Accumulated amortization	(5.7)	(4.0)
Book value	$ 49.0	$ 47.9